Commitments and contingencies - Additional Information (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Future minimum lease payments under non-cancelable operating leases	$ 1,954